Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Schedule of Information on Revenue

Amounts in US$ ‘000	2022	2021	2020
Sale of crude oil	1,004,775	647,559	359,640
Sale of purchased crude oil	9,454	—	—
Sale of gas	35,350	40,984	34,052
	1,049,579	688,543	393,692